Direxion Daily NKE Bear 1X ETF N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	May 29, 2026